Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2017
Registrant Name	dei_EntityRegistrantName	FIRST AMERICAN FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000356134
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	faf
Document Creation Date	dei_DocumentCreationDate	Oct. 30, 2017
Document Effective Date	dei_DocumentEffectiveDate	Oct. 30, 2017
Prospectus Date	rr_ProspectusDate	Oct. 30, 2017
First American Government Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_ShareholderFeeOther	$ 15
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	248
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	435
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 974
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.49%	[2]
Annual Return 2008	rr_AnnualReturn2008	1.75%	[2]
Annual Return 2009	rr_AnnualReturn2009	0.02%	[2]
Annual Return 2010	rr_AnnualReturn2010	none	[2]
Annual Return 2011	rr_AnnualReturn2011	none	[2]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[2]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[2]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[2]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[2]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[2]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.11%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[3]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001
First American Government Obligations Fund | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[4]
Net Expenses	rr_NetExpensesOverAssets	0.60%	[4]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 795
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.64%	[5]
Annual Return 2008	rr_AnnualReturn2008	1.90%	[5]
Annual Return 2009	rr_AnnualReturn2009	0.05%	[5]
Annual Return 2010	rr_AnnualReturn2010	none	[5]
Annual Return 2011	rr_AnnualReturn2011	none	[5]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[5]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[5]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[5]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[5]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.19%.
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[6]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 21, 1995
First American Government Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[7]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[7]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	153
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	270
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 612
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.80%	[8]
Annual Return 2008	rr_AnnualReturn2008	2.06%	[8]
Annual Return 2009	rr_AnnualReturn2009	0.10%	[8]
Annual Return 2010	rr_AnnualReturn2010	none	[8]
Annual Return 2011	rr_AnnualReturn2011	none	[8]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[8]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[8]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[8]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[8]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[8]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.31%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[9]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1990
First American Government Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[10]
Net Expenses	rr_NetExpensesOverAssets	0.18%	[10]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 18
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	129
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 300
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	5.06%	[11]
Annual Return 2008	rr_AnnualReturn2008	2.31%	[11]
Annual Return 2009	rr_AnnualReturn2009	0.28%	[11]
Annual Return 2010	rr_AnnualReturn2010	0.02%	[11]
Annual Return 2011	rr_AnnualReturn2011	none	[11]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[11]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[11]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[11]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[11]
Annual Return 2016	rr_AnnualReturn2016	0.23%	[11]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.51%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[12]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	0.05%
10 Years	rr_AverageAnnualReturnYear10	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
First American Government Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[13]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[13]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 427
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.96%	[14]
Annual Return 2008	rr_AnnualReturn2008	2.21%	[14]
Annual Return 2009	rr_AnnualReturn2009	0.19%	[14]
Annual Return 2010	rr_AnnualReturn2010	none	[14]
Annual Return 2011	rr_AnnualReturn2011	none	[14]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[14]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[14]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[14]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[14]
Annual Return 2016	rr_AnnualReturn2016	0.11%	[14]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.42%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[15]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
First American Government Obligations Fund | Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Government Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[16]
Net Expenses	rr_NetExpensesOverAssets	0.14%	[16]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 296
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance information for Class X shares will be provided after such shares have one full calendar year of performance.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.49%	[17]
Annual Return 2008	rr_AnnualReturn2008	1.75%	[17]
Annual Return 2009	rr_AnnualReturn2009	0.02%	[17]
Annual Return 2010	rr_AnnualReturn2010	none	[17]
Annual Return 2011	rr_AnnualReturn2011	none	[17]
Annual Return 2012	rr_AnnualReturn2012	0.01%	[17]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[17]
Annual Return 2014	rr_AnnualReturn2014	0.01%	[17]
Annual Return 2015	rr_AnnualReturn2015	0.01%	[17]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[17]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.11%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[18]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001
First American Institutional Prime Obligations Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Prime Obligations Fund (formerly, Prime Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[19]
Net Expenses	rr_NetExpensesOverAssets	0.40%	[19]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	157
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 652
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	5.02%	[20]
Annual Return 2008	rr_AnnualReturn2008	2.64%	[20]
Annual Return 2009	rr_AnnualReturn2009	0.28%	[20]
Annual Return 2010	rr_AnnualReturn2010	none	[20]
Annual Return 2011	rr_AnnualReturn2011	none	[20]
Annual Return 2012	rr_AnnualReturn2012	none	[20]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[20]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[20]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[20]
Annual Return 2016	rr_AnnualReturn2016	0.10%	[20]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.53%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[21]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.10%	[22]
5 Years	rr_AverageAnnualReturnYear05	0.03%	[22]
10 Years	rr_AverageAnnualReturnYear10	0.80%	[22]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[22]
First American Institutional Prime Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Prime Obligations Fund (formerly, Prime Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[23]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[23]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	175
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	315
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 725
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.94%	[24]
Annual Return 2008	rr_AnnualReturn2008	2.56%	[24]
Annual Return 2009	rr_AnnualReturn2009	0.25%	[24]
Annual Return 2010	rr_AnnualReturn2010	none	[24]
Annual Return 2011	rr_AnnualReturn2011	none	[24]
Annual Return 2012	rr_AnnualReturn2012	none	[24]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[24]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[24]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[24]
Annual Return 2016	rr_AnnualReturn2016	0.06%	[24]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[25]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.06%	[26]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[26]
10 Years	rr_AverageAnnualReturnYear10	0.77%	[26]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1990	[26]
First American Institutional Prime Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Prime Obligations Fund (formerly, Prime Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[27]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[27]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 382
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	5.23%	[28]
Annual Return 2008	rr_AnnualReturn2008	2.85%	[28]
Annual Return 2009	rr_AnnualReturn2009	0.46%	[28]
Annual Return 2010	rr_AnnualReturn2010	0.09%	[28]
Annual Return 2011	rr_AnnualReturn2011	0.05%	[28]
Annual Return 2012	rr_AnnualReturn2012	0.07%	[28]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[28]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[28]
Annual Return 2015	rr_AnnualReturn2015	0.04%	[28]
Annual Return 2016	rr_AnnualReturn2016	0.29%	[28]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.67%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[29]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.29%	[30]
5 Years	rr_AverageAnnualReturnYear05	0.09%	[30]
10 Years	rr_AverageAnnualReturnYear10	0.90%	[30]
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2003	[30]
First American Institutional Prime Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Prime Obligations Fund (formerly, Prime Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[31]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[31]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	5.13%	[32]
Annual Return 2008	rr_AnnualReturn2008	2.75%	[32]
Annual Return 2009	rr_AnnualReturn2009	0.36%	[32]
Annual Return 2010	rr_AnnualReturn2010	0.01%	[32]
Annual Return 2011	rr_AnnualReturn2011	none	[32]
Annual Return 2012	rr_AnnualReturn2012	none	[32]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[32]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[32]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[32]
Annual Return 2016	rr_AnnualReturn2016	0.19%	[32]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.60%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[33]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.19%	[34]
5 Years	rr_AverageAnnualReturnYear05	0.05%	[34]
10 Years	rr_AverageAnnualReturnYear10	0.83%	[34]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[34]
First American Institutional Prime Obligations Fund | Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Institutional Prime Obligations Fund (formerly, Prime Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Institutional Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[35]
Net Expenses	rr_NetExpensesOverAssets	0.14%	[35]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	180
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 434
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Institutional Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class Y shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class Y share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance. (The performance of the fund's Class A shares had been presented for the immediately preceding period. Effective December 8, 2016, the fund no longer offers Class A shares.)

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.94%	[36]
Annual Return 2008	rr_AnnualReturn2008	2.56%	[36]
Annual Return 2009	rr_AnnualReturn2009	0.25%	[36]
Annual Return 2010	rr_AnnualReturn2010	none	[36]
Annual Return 2011	rr_AnnualReturn2011	none	[36]
Annual Return 2012	rr_AnnualReturn2012	none	[36]
Annual Return 2013	rr_AnnualReturn2013	0.01%	[36]
Annual Return 2014	rr_AnnualReturn2014	0.02%	[36]
Annual Return 2015	rr_AnnualReturn2015	0.02%	[36]
Annual Return 2016	rr_AnnualReturn2016	0.06%	[36]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[37]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.06%	[38]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[38]
10 Years	rr_AverageAnnualReturnYear10	0.77%	[38]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1990	[38]
First American Retail Tax Free Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Tax Free Obligations Fund (formerly, Tax Free Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_ShareholderFeeOther	$ 15
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[39]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[39]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	276
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,116
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	2.93%	[40]
Annual Return 2008	rr_AnnualReturn2008	1.39%	[40]
Annual Return 2009	rr_AnnualReturn2009	none	[40]
Annual Return 2010	rr_AnnualReturn2010	none	[40]
Annual Return 2011	rr_AnnualReturn2011	none	[40]
Annual Return 2012	rr_AnnualReturn2012	none	[40]
Annual Return 2013	rr_AnnualReturn2013	none	[40]
Annual Return 2014	rr_AnnualReturn2014	none	[40]
Annual Return 2015	rr_AnnualReturn2015	none	[40]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[40]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.05%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[41]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%	[42]
5 Years	rr_AverageAnnualReturnYear05	none	[42]
10 Years	rr_AverageAnnualReturnYear10	0.43%	[42]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001	[42]
First American Retail Tax Free Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Tax Free Obligations Fund (formerly, Tax Free Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[43]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[43]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 758
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	3.24%	[44]
Annual Return 2008	rr_AnnualReturn2008	1.69%	[44]
Annual Return 2009	rr_AnnualReturn2009	0.02%	[44]
Annual Return 2010	rr_AnnualReturn2010	none	[44]
Annual Return 2011	rr_AnnualReturn2011	none	[44]
Annual Return 2012	rr_AnnualReturn2012	none	[44]
Annual Return 2013	rr_AnnualReturn2013	none	[44]
Annual Return 2014	rr_AnnualReturn2014	none	[44]
Annual Return 2015	rr_AnnualReturn2015	none	[44]
Annual Return 2016	rr_AnnualReturn2016	0.09%	[44]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[45]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.09%	[46]
5 Years	rr_AverageAnnualReturnYear05	0.02%	[46]
10 Years	rr_AverageAnnualReturnYear10	0.50%	[46]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 09, 1995	[46]
First American Retail Tax Free Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Tax Free Obligations Fund (formerly, Tax Free Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[47]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[47]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	102
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 451
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	3.49%	[48]
Annual Return 2008	rr_AnnualReturn2008	1.95%	[48]
Annual Return 2009	rr_AnnualReturn2009	0.16%	[48]
Annual Return 2010	rr_AnnualReturn2010	0.02%	[48]
Annual Return 2011	rr_AnnualReturn2011	none	[48]
Annual Return 2012	rr_AnnualReturn2012	none	[48]
Annual Return 2013	rr_AnnualReturn2013	none	[48]
Annual Return 2014	rr_AnnualReturn2014	none	[48]
Annual Return 2015	rr_AnnualReturn2015	none	[48]
Annual Return 2016	rr_AnnualReturn2016	0.26%	[48]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.45%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[49]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.26%	[50]
5 Years	rr_AverageAnnualReturnYear05	0.05%	[50]
10 Years	rr_AverageAnnualReturnYear10	0.58%	[50]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003	[50]
First American Retail Tax Free Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Tax Free Obligations Fund (formerly, Tax Free Obligations Fund)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Tax Free Obligations Fund’s objective is to seek maximum current income exempt from federal income taxes consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.47%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[51]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[51]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	246
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 575
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Retail Tax Free Obligations Fund invests at least 80% of its total assets in high-quality, short-term municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax. The municipal securities in which the fund invests include variable rate demand notes, which are floating rate instruments with a one- or seven-day put option that typically have some form of external credit or liquidity support. The fund also may invest in other municipal securities, including commercial paper, municipal notes and other short-term municipal obligations.

Municipal securities are issued by state and local governments, and certain U.S. territorial possessions, to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. There are two principal classifications of municipal securities:

●	general obligation bonds, which are backed by the full faith, credit, and taxing power of the issuer; and
●	revenue bonds, which are payable only from the revenues generated by a specific project or from another specific revenue source.

Under normal market conditions, up to 20% of the fund’s total assets may be invested in taxable money market securities and municipal securities subject to the alternative minimum tax, although the fund does not currently intend to invest in municipal securities subject to the alternative minimum tax. Under abnormal market conditions, the fund may invest more than 20% of its total assets in such taxable securities, as conditions dictate. This may prevent the fund from achieving its goal of providing maximum current income exempt from federal income taxes.

Because the fund refers to tax-free investments in its name, it has a fundamental investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax, including the federal alternative minimum tax. This policy may not be changed without shareholder approval.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Tax Risk — In order to be tax-exempt, municipal securities generally must meet certain regulatory requirements. If a municipal security fails to meet these requirements, the interest received by the fund from its investment in the security and distributed to shareholders may be taxable.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	3.39%	[52]
Annual Return 2008	rr_AnnualReturn2008	1.84%	[52]
Annual Return 2009	rr_AnnualReturn2009	0.08%	[52]
Annual Return 2010	rr_AnnualReturn2010	none	[52]
Annual Return 2011	rr_AnnualReturn2011	none	[52]
Annual Return 2012	rr_AnnualReturn2012	none	[52]
Annual Return 2013	rr_AnnualReturn2013	none	[52]
Annual Return 2014	rr_AnnualReturn2014	none	[52]
Annual Return 2015	rr_AnnualReturn2015	none	[52]
Annual Return 2016	rr_AnnualReturn2016	0.18%	[52]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.37%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[53]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1 6
1 Year	rr_AverageAnnualReturnYear01	0.18%	[54]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[54]
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%	[54]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[54]
First American Treasury Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_ShareholderFeeOther	$ 15
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[55]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[55]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	250
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	439
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 985
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.25%	[56]
Annual Return 2008	rr_AnnualReturn2008	1.12%	[56]
Annual Return 2009	rr_AnnualReturn2009	none	[56]
Annual Return 2010	rr_AnnualReturn2010	none	[56]
Annual Return 2011	rr_AnnualReturn2011	none	[56]
Annual Return 2012	rr_AnnualReturn2012	none	[56]
Annual Return 2013	rr_AnnualReturn2013	none	[56]
Annual Return 2014	rr_AnnualReturn2014	none	[56]
Annual Return 2015	rr_AnnualReturn2015	none	[56]
Annual Return 2016	rr_AnnualReturn2016	none	[56]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.10%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[57]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001
First American Treasury Obligations Fund | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[58]
Net Expenses	rr_NetExpensesOverAssets	0.60%	[58]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	201
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	353
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 795
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.41%	[59]
Annual Return 2008	rr_AnnualReturn2008	1.24%	[59]
Annual Return 2009	rr_AnnualReturn2009	0.02%	[59]
Annual Return 2010	rr_AnnualReturn2010	none	[59]
Annual Return 2011	rr_AnnualReturn2011	none	[59]
Annual Return 2012	rr_AnnualReturn2012	none	[59]
Annual Return 2013	rr_AnnualReturn2013	none	[59]
Annual Return 2014	rr_AnnualReturn2014	none	[59]
Annual Return 2015	rr_AnnualReturn2015	none	[59]
Annual Return 2016	rr_AnnualReturn2016	none	[59]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.19%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[60]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 04, 1993
First American Treasury Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[61]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[61]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 623
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.56%	[62]
Annual Return 2008	rr_AnnualReturn2008	1.36%	[62]
Annual Return 2009	rr_AnnualReturn2009	0.06%	[62]
Annual Return 2010	rr_AnnualReturn2010	none	[62]
Annual Return 2011	rr_AnnualReturn2011	none	[62]
Annual Return 2012	rr_AnnualReturn2012	none	[62]
Annual Return 2013	rr_AnnualReturn2013	none	[62]
Annual Return 2014	rr_AnnualReturn2014	none	[62]
Annual Return 2015	rr_AnnualReturn2015	none	[62]
Annual Return 2016	rr_AnnualReturn2016	0.01%	[62]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.30%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[63]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 1995
First American Treasury Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[64]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[64]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 302
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.82%	[65]
Annual Return 2008	rr_AnnualReturn2008	1.60%	[65]
Annual Return 2009	rr_AnnualReturn2009	0.17%	[65]
Annual Return 2010	rr_AnnualReturn2010	none	[65]
Annual Return 2011	rr_AnnualReturn2011	none	[65]
Annual Return 2012	rr_AnnualReturn2012	none	[65]
Annual Return 2013	rr_AnnualReturn2013	none	[65]
Annual Return 2014	rr_AnnualReturn2014	none	[65]
Annual Return 2015	rr_AnnualReturn2015	none	[65]
Annual Return 2016	rr_AnnualReturn2016	0.20%	[65]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[66]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	0.04%
10 Years	rr_AverageAnnualReturnYear10	0.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2003
First American Treasury Obligations Fund | Class G
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[67]
Net Expenses	rr_NetExpensesOverAssets	0.94%	[67]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 96
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	310
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,208
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.05%	[68]
Annual Return 2008	rr_AnnualReturn2008	0.98%	[68]
Annual Return 2009	rr_AnnualReturn2009	none	[68]
Annual Return 2010	rr_AnnualReturn2010	none	[68]
Annual Return 2011	rr_AnnualReturn2011	none	[68]
Annual Return 2012	rr_AnnualReturn2012	none	[68]
Annual Return 2013	rr_AnnualReturn2013	none	[68]
Annual Return 2014	rr_AnnualReturn2014	none	[68]
Annual Return 2015	rr_AnnualReturn2015	none	[68]
Annual Return 2016	rr_AnnualReturn2016	none	[68]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.03%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[69]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2005
First American Treasury Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[70]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[70]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	187
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 427
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.72%	[71]
Annual Return 2008	rr_AnnualReturn2008	1.51%	[71]
Annual Return 2009	rr_AnnualReturn2009	0.12%	[71]
Annual Return 2010	rr_AnnualReturn2010	none	[71]
Annual Return 2011	rr_AnnualReturn2011	none	[71]
Annual Return 2012	rr_AnnualReturn2012	none	[71]
Annual Return 2013	rr_AnnualReturn2013	none	[71]
Annual Return 2014	rr_AnnualReturn2014	none	[71]
Annual Return 2015	rr_AnnualReturn2015	none	[71]
Annual Return 2016	rr_AnnualReturn2016	0.09%	[71]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.41%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[72]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	0.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
First American Treasury Obligations Fund | Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Treasury Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[73]
Net Expenses	rr_NetExpensesOverAssets	0.14%	[73]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	67
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 296
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance of Class X shares will be provided after such shares have one full calendar year of performance.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNSAS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.25%	[74]
Annual Return 2008	rr_AnnualReturn2008	1.12%	[74]
Annual Return 2009	rr_AnnualReturn2009	none	[74]
Annual Return 2010	rr_AnnualReturn2010	none	[74]
Annual Return 2011	rr_AnnualReturn2011	none	[74]
Annual Return 2012	rr_AnnualReturn2012	none	[74]
Annual Return 2013	rr_AnnualReturn2013	none	[74]
Annual Return 2014	rr_AnnualReturn2014	none	[74]
Annual Return 2015	rr_AnnualReturn2015	none	[74]
Annual Return 2016	rr_AnnualReturn2016	none	[74]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/1 7 through 9/30/17 was 0.10%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[75]
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 24, 2001
First American U.S. Treasury Money Market Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_ShareholderFeeOther	$ 15
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[76]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[76]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	453
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,018
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in other money market funds, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	3.95%	[77]
Annual Return 2008	rr_AnnualReturn2008	0.99%	[77]
Annual Return 2009	rr_AnnualReturn2009	none	[77]
Annual Return 2010	rr_AnnualReturn2010	none	[77]
Annual Return 2011	rr_AnnualReturn2011	none	[77]
Annual Return 2012	rr_AnnualReturn2012	none	[77]
Annual Return 2013	rr_AnnualReturn2013	none	[77]
Annual Return 2014	rr_AnnualReturn2014	none	[77]
Annual Return 2015	rr_AnnualReturn2015	none	[77]
Annual Return 2016	rr_AnnualReturn2016	none	[77]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/1 7 through 9/30/17 was 0.08%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[78]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
First American U.S. Treasury Money Market Fund | Class D
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[79]
Net Expenses	rr_NetExpensesOverAssets	0.60%	[79]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	371
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 839
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in other money market funds, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.11%	[80]
Annual Return 2008	rr_AnnualReturn2008	1.13%	[80]
Annual Return 2009	rr_AnnualReturn2009	none	[80]
Annual Return 2010	rr_AnnualReturn2010	none	[80]
Annual Return 2011	rr_AnnualReturn2011	none	[80]
Annual Return 2012	rr_AnnualReturn2012	none	[80]
Annual Return 2013	rr_AnnualReturn2013	none	[80]
Annual Return 2014	rr_AnnualReturn2014	none	[80]
Annual Return 2015	rr_AnnualReturn2015	none	[80]
Annual Return 2016	rr_AnnualReturn2016	none	[80]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.16%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[81]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
First American U.S. Treasury Money Market Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[82]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[82]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 657
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in other money market funds, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.26%	[83]
Annual Return 2008	rr_AnnualReturn2008	1.27%	[83]
Annual Return 2009	rr_AnnualReturn2009	none	[83]
Annual Return 2010	rr_AnnualReturn2010	none	[83]
Annual Return 2011	rr_AnnualReturn2011	none	[83]
Annual Return 2012	rr_AnnualReturn2012	none	[83]
Annual Return 2013	rr_AnnualReturn2013	none	[83]
Annual Return 2014	rr_AnnualReturn2014	none	[83]
Annual Return 2015	rr_AnnualReturn2015	none	[83]
Annual Return 2016	rr_AnnualReturn2016	none	[83]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.26%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[84]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
First American U.S. Treasury Money Market Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[85]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[85]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	82
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	149
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 348
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in other money market funds, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.52%	[86]
Annual Return 2008	rr_AnnualReturn2008	1.52%	[86]
Annual Return 2009	rr_AnnualReturn2009	0.03%	[86]
Annual Return 2010	rr_AnnualReturn2010	none	[86]
Annual Return 2011	rr_AnnualReturn2011	none	[86]
Annual Return 2012	rr_AnnualReturn2012	none	[86]
Annual Return 2013	rr_AnnualReturn2013	none	[86]
Annual Return 2014	rr_AnnualReturn2014	none	[86]
Annual Return 2015	rr_AnnualReturn2015	none	[86]
Annual Return 2016	rr_AnnualReturn2016	0.13%	[86]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.44%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[87]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	0.03%
10 Years	rr_AverageAnnualReturnYear10	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 25, 2004
First American U.S. Treasury Money Market Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Treasury Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.38%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[88]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[88]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	205
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 473
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury and other money market funds that invest exclusively in such obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Additional Expenses — If the fund invests in other money market funds, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated.

Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Annual Return 2007	rr_AnnualReturn2007	4.42%	[89]
Annual Return 2008	rr_AnnualReturn2008	1.42%	[89]
Annual Return 2009	rr_AnnualReturn2009	none	[89]
Annual Return 2010	rr_AnnualReturn2010	none	[89]
Annual Return 2011	rr_AnnualReturn2011	none	[89]
Annual Return 2012	rr_AnnualReturn2012	none	[89]
Annual Return 2013	rr_AnnualReturn2013	none	[89]
Annual Return 2014	rr_AnnualReturn2014	none	[89]
Annual Return 2015	rr_AnnualReturn2015	none	[89]
Annual Return 2016	rr_AnnualReturn2016	0.04%	[89]
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return for the period 1/1/17 through 9/30/17 was 0.37%.
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none	[90]
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/16
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006
First American Retail Prime Obligations Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Annual Low Balance Account Fee (for accounts under $2,500)	rr_ShareholderFeeOther	$ 15
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.22%	[91]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[92]
Net Expenses	rr_NetExpensesOverAssets	0.75%	[92]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	448
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,007
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.
First American Retail Prime Obligations Fund | Class T
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.16%	[93]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[94]
Net Expenses	rr_NetExpensesOverAssets	0.40%	[94]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	142
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	252
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 573
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The advisor or its affiliates have no legal obligation to provide financial support to the fund, and you should not expect that the advisor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund was not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.
First American Retail Prime Obligations Fund | Class Y
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.17%	[95]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[96]
Net Expenses	rr_NetExpensesOverAssets	0.45%	[96]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 646
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.
First American Retail Prime Obligations Fund | Class Z
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[97]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[98]
Net Expenses	rr_NetExpensesOverAssets	0.20%	[98]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	78
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 325
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.
First American Retail Prime Obligations Fund | Class V
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses: Miscellaneous	rr_Component2OtherExpensesOverAssets	0.16%	[99]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[100]
Net Expenses	rr_NetExpensesOverAssets	0.30%	[100]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 450
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not yet completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.
First American Retail Prime Obligations Fund | Class X
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Retail Prime Obligations Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Retail Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load)	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[101]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[102]
Net Expenses	rr_NetExpensesOverAssets	0.14%	[102]
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	134
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 319
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Retail Prime Obligations Fund invests in high-quality short-term debt obligations, including:

●	commercial paper;
●

U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

●	non-convertible corporate debt securities;
●	securities issued by the U.S. government or one of its agencies or instrumentalities;
●	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
●	loan participation interests; and
●	repurchase agreements.

The fund concentrates its investments in the banking industry. Therefore, under normal market conditions, the fund will invest more than 25% of its total assets in securities issued by companies in the banking industry. The fund may, however, invest 25% or less of its total assets in this industry as a temporary defensive measure.

The advisor will only purchase (and hold) securities that it determines present minimal credit risk. If a security is no longer determined to present minimal credit risk, the advisor will make every attempt to sell the security, unless it has determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, has obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Principal risks of investing in this fund include:

Banking Industry Risk — An adverse development in the banking industry (domestic or foreign) may affect the value of the fund’s investments more than if the fund were not invested to such a degree in the banking industry. Banks may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal, regulatory and monetary policy and general economic cycles.

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. Uncertainty surrounding the sovereign debt of several European Union countries, as well as the continued existence of the European Union itself, has disrupted and may continue to disrupt markets in the United States and around the world. If a country changes its currency or leaves the European Union or if the European Union dissolves, the world’s securities markets likely will be significantly disrupted.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund has not yet completed a full calendar year of operations as of the date of this prospectus, there is no performance information to present for the fund.

[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[2]	Total return for the period 1/1/17 through 9/30/17 was 0.11%.
[3]	Most recent quarter with this return during the period of the chart.
[4]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[5]	Total return for the period 1/1/17 through 9/30/17 was 0.19%.
[6]	Most recent quarter with this return during the period of the chart.
[7]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[8]	Total return for the period 1/1/17 through 9/30/17 was 0.31%.
[9]	Most recent quarter with this return during the period of the chart.
[10]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.18%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[11]	Total return for the period 1/1/17 through 9/30/17 was 0.51%.
[12]	Most recent quarter with this return during the period of the chart.
[13]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[14]	Total return for the period 1/1/17 through 9/30/17 was 0.42%.
[15]	Most recent quarter with this return during the period of the chart.
[16]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[17]	Total return for the period 1/1/17 through 9/30/17 was 0.11%.
[18]	Most recent quarter with this return during the period of the chart.
[19]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[20]	Total return for the period 1/1/17 through 9/30/17 was 0.53%.
[21]	Most recent quarter with this return during the period of the chart.
[22]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[23]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[24]	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
[25]	Most recent quarter with this return during the period of the chart.
[26]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[27]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[28]	Total return for the period 1/1/17 through 9/30/17 was 0.67%.
[29]	Most recent quarter with this return during the period of the chart.
[30]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[31]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[32]	Total return for the period 1/1/17 through 9/30/17 was 0.60%.
[33]	Most recent quarter with this return during the period of the chart.
[34]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[35]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[36]	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
[37]	Most recent quarter with this return during the period of the chart.
[38]	Prior to October 14, 2016, the fund was named Prime Obligations Fund.
[39]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[40]	Total return for the period 1/1/1 7 through 9/30/1 7 was 0.05%.
[41]	Most recent quarter with this return during the period of the chart.
[42]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[43]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[44]	Total return for the period 1/1/17 through 9/30/17 was 0.26%.
[45]	Most recent quarter with this return during the period of the chart.
[46]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[47]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[48]	Total return for the period 1/1/17 through 9/30/17 was 0.45%.
[49]	Most recent quarter with this return during the period of the chart.
[50]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[51]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[52]	Total return for the period 1/1/17 through 9/30/17 was 0.37%.
[53]	Most recent quarter with this return during the period of the chart.
[54]	Prior to October 14, 2016, the fund was named Tax Free Obligations Fund.
[55]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[56]	Total return for the period 1/1/17 through 9/30/17 was 0.10%.
[57]	Most recent quarter with this return during the period of the chart.
[58]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[59]	Total return for the period 1/1/17 through 9/30/17 was 0.19%.
[60]	Most recent quarter with this return during the period of the chart.
[61]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[62]	Total return for the period 1/1/17 through 9/30/17 was 0.30%.
[63]	Most recent quarter with this return during the period of the chart.
[64]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[65]	Total return for the period 1/1/17 through 9/30/17 was 0.50%.
[66]	Most recent quarter with this return during the period of the chart.
[67]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.94%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[68]	Total return for the period 1/1/17 through 9/30/17 was 0.03%.
[69]	Most recent quarter with this return during the period of the chart.
[70]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[71]	Total return for the period 1/1/17 through 9/30/17 was 0.41%.
[72]	Most recent quarter with this return during the period of the chart.
[73]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[74]	Total return for the period 1/1/1 7 through 9/30/17 was 0.10%.
[75]	Most recent quarter with this return during the period of the chart.
[76]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[77]	Total return for the period 1/1/1 7 through 9/30/17 was 0.08%.
[78]	Most recent quarter with this return during the period of the chart.
[79]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[80]	Total return for the period 1/1/17 through 9/30/17 was 0.16%.
[81]	Most recent quarter with this return during the period of the chart.
[82]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[83]	Total return for the period 1/1/17 through 9/30/17 was 0.26%.
[84]	Most recent quarter with this return during the period of the chart.
[85]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[86]	Total return for the period 1/1/17 through 9/30/17 was 0.44%.
[87]	Most recent quarter with this return during the period of the chart.
[88]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[89]	Total return for the period 1/1/17 through 9/30/17 was 0.37%.
[90]	Most recent quarter with this return during the period of the chart.
[91]	Miscellaneous expenses are based on estimated amounts for the fund’s current fiscal year.
[92]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[93]	Miscellaneous expenses are based on estimated amounts for the fund’s current fiscal year.
[94]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[95]	Miscellaneous expenses are based on estimated amounts for the fund’s current fiscal year.
[96]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[97]	Other expenses are based on estimated amounts for the fund’s current fiscal year.
[98]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[99]	Miscellaneous expenses are based on estimated amounts for the fund’s current fiscal year.
[100]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.
[101]	Other expenses are based on estimated amounts for the fund’s current fiscal year.
[102]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2018, so that total annual fund operating expenses, after waivers, do not exceed 0.14%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2018 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.